June 23, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	Business Objects S.A.
Registration Statement on Form S-3 filed on June 23, 2005

Ladies and Gentlemen:

     In accordance with Regulation S-T, we are submitting herewith via Edgar for filing under the Securities Act of 1933, as amended, a Registration Statement on Form S-3, including exhibits thereto, on behalf of Business Objects S.A. (the “Company”) for the registration of 2,500,000 shares. Manually executed signature pages and consents have been signed prior to the time of this electronic filing and will be retained by the Company for five years.

     Pursuant to Rule 457(o), the Company has computed the fee due on the basis of the maximum aggregate offering price. Pursuant to Rule 13(c) of Regulation S-T, a wire transfer in the amount of $8,021.26 was submitted to the Commission’s lock-box in connection with this filing.

     Please direct any questions or comments regarding this filing to the undersigned at (650) 849-3124, Julia Reigel at (650) 320-4509 or Jack Sheridan at (650) 320-4631 and please provide any correspondence to us by facsimile at (650) 493-6811.

Sincerely, WILSON SONSINI GOODRICH & ROSATI Professional Corporation
/s/ Michael Post

Michael Post